UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:               81

Form 13F Information Table Value Total:               $924,258
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                   FORM 13F INFORMATION TABLE
                                                    Zimmer Lucas Capital, LLC
                                                        March 31, 2011
COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE OF                     VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
AGL RES INC                   COM             001204106    6,016   151,000              SHARED      1,2       151,000
ALLETE INC                    COM NEW         018522300    3,507    90,000              SHARED      1,2        90,000
AMERICAN ELEC PWR INC         COM             025537101   14,348   408,300              SHARED      1,2       408,300
ANADARKO PETE CORP            COM             032511107      410     5,000              SHARED      2           5,000
APPROACH RESOURCES INC        COM             03834A103    1,108    33,000              SHARED      2,3        33,000
ATLAS ENERGY LP               COM UNITS LP    04930A104    1,977    88,500              SHARED      3          88,500
ATMOS ENERGY CORP             COM             049560105    1,194    35,000              SHARED      1,2        35,000
AVISTA CORP                   COM             05379B107    4,279   185,000              SHARED      1,2       185,000
BCD SEMICONDUCTOR MFG LTD     SPON ADR        055347207       89    10,245              SHARED      2          10,245
BERRY PETE CO                 CL A            085789105   10,090   200,000              SHARED      2,3       200,000
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104    2,048    62,696              SHARED      3          62,696
BRIGHAM EXPLORATION CO        COM             109178103   10,857   292,000              SHARED      2,3       292,000
CABOT OIL & GAS CORP          COM             127097103   39,383   743,500              SHARED      2,3       743,500
CENTERPOINT ENERGY INC        COM             15189T107   43,004 2,449,000              SHARED      1,2     2,449,000
CENTRAL VT PUB SVC CORP       COM             155771108    2,616   112,329              SHARED      1,2       112,329
CHESAPEAKE ENERGY CORP        COM             165167107   39,386 1,175,000              SHARED      2,3     1,175,000
CHESAPEAKE UTILS CORP         COM             165303108    2,053    49,333              SHARED      1,2        49,333
CIMAREX ENERGY CO             COM             171798101   23,048   200,000              SHARED      2,3       200,000
CMS ENERGY CORP               COM             125896100   29,951 1,525,000              SHARED      1,2     1,525,000
CONSTELLATION ENERGY GROUP I  COM             210371100    6,615   212,500              SHARED      1,2       212,500
DTE ENERGY CO                 COM             233331107    2,448    50,000              SHARED      1,2        50,000
DUNCAN ENERGY PARTNERS LP     COM UNITS       265026104    8,528   210,572              SHARED      3,        210,572
EAGLE ROCK ENERGY PARTNERS L  UNIT            26985R104      400    39,000              SHARED      3          39,000
EDISON INTL                   COM             281020107   30,004   820,000              SHARED      1,2       820,000
EL PASO ELEC CO               COM NEW         283677854    6,080   200,000              SHARED      1,2       200,000
EL PASO PIPELINE PARTNERS L   COM UNIT LPI    283702108    5,163   142,500              SHARED      3         142,500
ENBRIDGE ENERGY PARTNERS L P  COM             29250R106    9,064   140,263              SHARED      3         140,263
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100    6,066   134,800              SHARED      3         134,800
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109    2,329    45,000              SHARED      3          45,000
ENTERGY CORP NEW              COM             29364G103    5,068    75,400              SHARED      1,2        75,400
EXELON CORP                   COM             30161N101      250     2,500      CALL    SHARED      1,2         2,500
FERRELLGAS PARTNERS L.P.      UNIT LTD PART   315293100    1,239    47,636              SHARED      3          47,636
FIRSTENERGY CORP              COM             337932107      556    15,000              SHARED      1,2        15,000
FIRSTENERGY CORP              COM             337932107      333     5,005      CALL    SHARED      1,2         5,005
FOREST OIL CORP               COM PAR $0.01   346091705    4,494   118,800              SHARED      2,3       118,800
FOREST OIL CORP               COM PAR $0.01   346091705      390     1,054      CALL    SHARED      2,3         1,054
GREAT PLAINS ENERGY INC       COM             391164100      501    25,000              SHARED      1,2        25,000
GULFPORT ENERGY CORP          COM NEW         402635304    2,518    69,700              SHARED      2          69,700
HCA HOLDINGS INC              COM             40412C101      847    25,000              SHARED      2          25,000
ITC HLDGS CORP                COM             465685105   25,688   367,500              SHARED      1,2       367,500
KINDER MORGAN INC DEL         COM             49456B101   24,868   839,000              SHARED      1,2       839,000
LINN ENERGY LLC               UNIT LTD LIAB   536020100    3,005    77,200              SHARED      3          77,200
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      481     8,000              SHARED      2           8,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100   15,767   325,301              SHARED      3         325,301
MV OIL TR                     TR UNITS        553859109    2,355    60,414              SHARED      3          60,414
NEW JERSEY RES                COM             646025106   16,170   376,488              SHARED      1,2       376,488
NEXTERA ENERGY INC            COM             65339F101   13,091   237,500              SHARED      1,2       237,500
NISOURCE INC                  COM             65473P105   39,127 2,040,000              SHARED      1,2,3   2,040,000
NORTHWESTERN CORP             COM NEW         668074305    5,000   165,000              SHARED      1,2       165,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102      383    10,500              SHARED      3          10,500
NV ENERGY INC                 COM             67073Y106   12,091   812,000              SHARED      1,2       812,000
ONEOK INC NEW                 COM             682680103   68,766 1,028,202              SHARED      1,2     1,028,202
PATRIOT COAL CORP             COM             70336T104      511    19,800              SHARED      1,2        19,800
PETROHAWK ENERGY CORP         COM             716495106   34,970 1,425,000              SHARED      2,3     1,425,000
PG&E CORP                     COM             69331C108   37,708   853,500              SHARED      1,2       853,500
PINNACLE WEST CAP CORP        COM             723484101   18,558   433,702              SHARED      1,2       433,702
PIONEER NAT RES CO            COM             723787107   48,412   475,000              SHARED      2,3       475,000
PUBLIC SVC ENTERPRISE GROUP   COM             744573106   18,118   575,000              SHARED      1,2       575,000
QUESTAR CORP                  COM             748356102    3,054   175,000              SHARED      1,2       175,000
REX ENERGY CORPORATION        COM             761565100    7,525   646,503              SHARED      2,3       646,503
ROSETTA RESOURCES INC         COM             777779307   35,791   752,000              SHARED      2,3       752,000
SCANA CORP NEW                COM             80589M102   19,788   502,607              SHARED      1,2       502,607
SEMPRA ENERGY                 COM             816851109   19,453   363,600              SHARED      1,2       363,600
SOUTHERN CO                   COM             842587107   26,601   698,000              SHARED      1,2       698,000
SOUTHERN UN CO NEW            COM             844030106   53,380 1,865,119              SHARED      1,2,3   1,865,119
SOUTHWESTERN ENERGY CO        COM             845467109      735     3,500      CALL    SHARED      2,          3,500
SOUTHWESTERN ENERGY CO        COM             845467109      548     1,500      CALL    SHARED      2,3         1,500
SPDR GOLD TRUST               GOLD SHS        78463V107    1,035     7,400              SHARED      0           7,400
SPDR S&P 500 ETF TR           TR UNIT         78462F103      320       820      CALL    SHARED      2             820
SPECTRA ENERGY CORP           COM             847560109    1,136    41,800              SHARED      2,3        41,800
STONE ENERGY CORP             COM             861642106    2,319    69,500              SHARED      2,3        69,500
SUNOCO LOGISTICS PRTNRS L P   COM UNITS       86764L108    2,989    34,443              SHARED      3          34,443
SWIFT ENERGY CO               COM             870738101   11,186   262,100              SHARED      2,3       262,100
TARGA RES CORP                COM             87612G101    3,618    99,829              SHARED      2,3        99,829
TARGA RESOURCES PARTNERS LP   COM UNIT        87611X105    1,914    55,185              SHARED      3          55,185
UGI CORP NEW                  COM             902681105    3,784   115,000              SHARED      1,2       115,000
UIL HLDG CORP                 COM             902748102    3,815   125,000              SHARED      1,2       125,000
ULTRA PETROLEUM CORP          COM             903914109      510     2,000      CALL    SHARED      2,3         2,000
WILLIAMS COS INC DEL          COM             969457100    6,267   201,000              SHARED      2,3       201,000
WILLIAMS PARTNERS L P         COM UNIT L P    96950F104    3,832    73,972              SHARED      3          73,972
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100    1,336    30,000              SHARED      2          30,000

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